Non-current assets of disposal groups classified as held for sale (Details Textual) - CLP ($) $ in Thousands	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Adjustments for gain (loss) on disposals, property, plant and equipment	$ 641,684
Non-current assets held for sale		$ 2,016,037	$ 2,282,720
Other property, plant and equipment [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets held for sale		$ 1,770,547